Organization and nature of operations - Schedule of consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Organization and nature of operations
Cash and cash equivalents	¥ 588,644		¥ 948,773		$ 82,909
Accounts receivable, net	269,736		16,482		37,992
Prepayments and other current assets	345,744		228,672		48,697
Total current assets	4,025,789		3,300,784		567,021
Other non-current assets	21,621		35,898		3,046
Total non-current assets	399,584		986,857		56,280
Total assets	4,425,373		4,287,641		623,301
Salary and welfare payable	143,653		111,274		20,233
Tax payable	214,738		147,367		30,245
Accruals and other current liabilities	336,959		268,007		47,459
Total current liabilities	1,467,490		1,422,878		206,691
Total liabilities	1,671,716		1,646,336		235,456
Total shareholders' equity	2,753,657		2,641,305	¥ 3,232,024	$ 387,845	¥ (3,439,260)
Third party and inter-company revenues	2,958,647	$ 416,716	2,838,190	3,585,391
Costs and expenses	(1,209,464)	(170,349)	(556,923)	(557,177)
(Loss)/income before income tax expense	108,762	15,319	(596,764)	(124,615)
Income tax expense	(21,021)	(2,961)	(114,476)	0
Net (loss)/income	87,741	12,358	(711,240)	(124,615)
Net cash (used in)/generated from operating activities	416,499	58,663	708,142	226,778
Net (decrease)/increase in cash and cash equivalents	(202,491)	$ (28,520)	(352,214)	33,094
Variable Interest Entities
Organization and nature of operations
Cash and cash equivalents	107		90
Prepayments and other current assets	4,054		4,473
Total current assets	598,327		595,737
Other non-current assets	6		6
Total non-current assets	6		6
Total assets	598,333		595,743
Salary and welfare payable	731		2,376
Tax payable	8,003		7,442
Accruals and other current liabilities	13		544
Total current liabilities	450,287		453,181
Total liabilities	450,287		453,181
Total shareholders' equity	148,046		142,562
Other operating loss	(6,143)		(1,566)	(11,359)
Income from non-operations	1		8	0
(Loss)/income before income tax expense	4,877		(9,008)	42,498
Income tax expense	0		0	(3,914)
Net (loss)/income	4,877		(9,008)	38,584
Variable Interest Entities | Affiliated Entity
Organization and nature of operations
Amounts due from non-VIE subsidiaries of the Company	¥ 594,166		¥ 591,174
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Affiliated Entity		Affiliated Entity		Affiliated Entity
Amounts due to non-VIE subsidiaries of the Company	¥ 441,540		¥ 442,819
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity		Affiliated Entity		Affiliated Entity
Variable interest entity primary beneficiary excluding intra group
Organization and nature of operations
Third party and inter-company revenues	¥ 9		¥ 11	16,386
Costs and expenses	(4,190)		(10,015)	(66,477)
Operating activities with external parties	(11,988)		(8,616)	(73,720)
Variable interest entity primary beneficiary intra group
Organization and nature of operations
Third party and inter-company revenues	15,200		2,554	103,948
Intercompany payments from service charge	(1,305)		(6,500)	(18,255)
Intercompany receipts from service charge	13,310		14,600	88,000
Net cash (used in)/generated from operating activities	17		(516)	(3,975)
Net (decrease)/increase in cash and cash equivalents	¥ 17		¥ (516)	¥ (3,975)